Financial risk management objectives and policies - Liquidity risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 5,711	$ 5,488	$ 5,840
Short-term fixed income investments	8
Overdrafts	13	59	203
Undrawn committed bank facilities	$ 4,875
Number of financial covenants that committed borrowings facilities are subject to	0
Total financial liabilities, undiscounted cash flows	$ 67,268	64,574
Derivative financial instruments	81	50
Derivative financial instruments	90	54
Effect of interest	(9,866)	(9,448)
Effect of discounting, fair values and issue costs	(628)	(667)
Financial instruments after effects of interest and discounting, fair values and issue costs	56,774	54,459
Issue of Ordinary Shares	40	38	34
Contingent consideration	550	1,751	$ 2,137	$ 2,222
Borrowings	29,622	30,295
Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	1,113	248
Effect of interest	(1,618)	(260)
Effect of discounting, fair values and issue costs	(2)	(59)
Financial instruments after effects of interest and discounting, fair values and issue costs	(507)	(71)
Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(22,664)	(21,356)
Effect of interest	752	808
Effect of discounting, fair values and issue costs	10	36
Financial instruments after effects of interest and discounting, fair values and issue costs	(21,902)	(20,512)
Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	23,777	21,604
Effect of interest	(2,370)	(1,068)
Effect of discounting, fair values and issue costs	(12)	(95)
Financial instruments after effects of interest and discounting, fair values and issue costs	21,395	20,441
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	66,155	64,326
Effect of interest	(8,248)	(9,188)
Effect of discounting, fair values and issue costs	(626)	(608)
Financial instruments after effects of interest and discounting, fair values and issue costs	57,281	54,530
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	669	345
Effect of interest	(25)	(15)
Financial instruments after effects of interest and discounting, fair values and issue costs	644	330
Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	35,548	37,839
Effect of interest	(8,223)	(9,173)
Effect of discounting, fair values and issue costs	(150)	(153)
Financial instruments after effects of interest and discounting, fair values and issue costs	27,175	28,513
Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,084	1,700
Effect of discounting, fair values and issue costs	(281)	(248)
Financial instruments after effects of interest and discounting, fair values and issue costs	1,803	1,452
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	27,854	24,442
Effect of discounting, fair values and issue costs	(195)	(207)
Financial instruments after effects of interest and discounting, fair values and issue costs	27,659	24,235
Due within one year
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	29,919	26,342
Borrowings	3,500
Due within one year | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	23	55
Due within one year | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(17,182)	(16,227)
Due within one year | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	17,205	16,282
Due within one year | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	29,896	26,287
Due within one year | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	669	345
Due within one year | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,495	3,045
Due within one year | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	450	396
Due within one year | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	25,282	22,501
In one to two years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	4,558	4,911
In one to two years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(87)	43
In one to two years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(1,031)	(207)
In one to two years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	944	250
In one to two years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,645	4,868
In one to two years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,784	3,437
In one to two years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	388	345
In one to two years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	473	1,086
In two to three years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	5,797	4,080
In two to three years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(17)	39
In two to three years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(1,052)	(917)
In two to three years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	1,035	956
In two to three years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,814	4,041
In two to three years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,097	3,670
In two to three years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	292	266
In two to three years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,425	105
In three to four years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	4,449	5,001
In three to four years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(156)	103
In three to four years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(637)	(941)
In three to four years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	481	1,044
In three to four years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,605	4,898
In three to four years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,898	3,978
In three to four years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	199	170
In three to four years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	508	750
In four to five years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	4,357	3,759
In four to five years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	667	(138)
In four to five years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(849)	(627)
In four to five years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	1,516	489
In four to five years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,690	3,897
In four to five years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,368	3,780
In four to five years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	156	117
In four to five years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	166
In more than five years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	18,188	20,481
In more than five years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	683	146
In more than five years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(1,913)	(2,437)
In more than five years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	2,596	2,583
In more than five years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	17,505	20,335
In more than five years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	16,906	19,929
In more than five years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	599	$ 406
Due April 2030
Maturity analysis of financial liabilities
Undrawn committed bank facilities	4,900
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued	5,733
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued	$ 21,369